Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GMO ETF Trust
Entity Central Index Key	0001981627
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000263323
Shareholder Report [Line Items]
Fund Name	GMO Ultra-Short Income ETF
Trading Symbol	GMOC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Ultra-Short Income ETF for the period of October 28, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Ultra-Short Income ETF	$4	0.20%Footnote Reference1
Footnote	Description
Footnote*	For the period October 28, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.20%	[1]
Expenses Short Period Footnote [Text Block]	For the period October 28, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
AssetsNet	$ 7,494,035
Holdings Count | Holding	45
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$7,494,035
Number of Portfolio Holdings	45
Portfolio Turnover Rate	2%

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Debt Obligations	95.5
Short-Term Investments	3.5
Other	1.0

C000254839
Shareholder Report [Line Items]
Fund Name	GMO Beyond China ETF
Trading Symbol	BCHI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Beyond China ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Beyond China ETF	$35	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[2]
AssetsNet	$ 12,211,031
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,211,031
Number of Portfolio Holdings	94
Portfolio Turnover Rate	16%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	17.1
Banks	17.1
Capital Goods	13.1
Technology Hardware & Equipment	11.7
Materials	8.5
Automobiles & Components	7.2
Real Estate Management & Development	5.7
Financial Services	5.7
Consumer Discretionary Distribution & Retail	4.1
Transportation	3.0
Food, Beverage & Tobacco	2.2
Consumer Durables & Apparel	1.8
Insurance	1.3
Other (each less than 1%)	1.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

India	26.4
Taiwan	25.7
South Korea	10.1
Thailand	7.7
Indonesia	6.8
Vietnam	6.3
Mexico	5.6
United Arab Emirates	3.4
Poland	2.6
Turkey	1.7
Brazil	1.5
Malaysia	1.1
Other (each less than 1%)	1.1
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000263320
Shareholder Report [Line Items]
Fund Name	GMO Domestic Resilience ETF
Trading Symbol	DRES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Domestic Resilience ETF for the period of October 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Domestic Resilience ETF	$13	0.50%Footnote Reference1
Footnote	Description
Footnote*	For the period October 1, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.50%	[3]
Expenses Short Period Footnote [Text Block]	For the period October 1, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
AssetsNet	$ 29,394,414
Holdings Count | Holding	38
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$29,394,414
Number of Portfolio Holdings	38
Portfolio Turnover Rate	0%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	50.7
Transportation	21.4
Materials	16.0
Energy	7.9
Commercial & Professional Services	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000263321
Shareholder Report [Line Items]
Fund Name	GMO Dynamic Allocation ETF
Trading Symbol	GMOD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Dynamic Allocation ETF for the period of October 14, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
GMO Dynamic Allocation ETF	$5Footnote Reference1	0.23%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote*	For the period October 14, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Annualized.

Expenses Paid, Amount	$ 5	[4]
Expense Ratio, Percent	0.23%	[4],[5]
Expenses Short Period Footnote [Text Block]	For the period October 14, 2025 (commencement of operations) through December 31, 2025. The costs would have been higher had the Fund operated the full six-month period.
AssetsNet	$ 18,957,212
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$18,957,212
Number of Portfolio Holdings	17
Portfolio Turnover Rate	9%

Holdings [Text Block]	Asset Class Summary % of Total Net Assets
Fixed Income Funds	39.3
International Equity Funds	27.1
U.S. Equity Funds	22.9
Emerging Equity Funds	10.3
Short-Term Investments	0.4

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference*

% of Investments

GMO U.S. Quality ETF	10.1
GMO International Value ETF	10.0
GMO U.S. Value ETF	9.9
iShares 3-7 Year Treasury Bond ETF	9.0
Vanguard Intermediate-Term Treasury ETF	7.9
Invesco National AMT-Free Municipal Bond ETF	7.6
iShares Core MSCI Emerging Markets ETF	6.2
iShares Core MSCI International Developed Markets ETF	6.1
Schwab Intermediate-Term U.S. Treasury ETF	6.0
State Street SPDR Portfolio Intermediate Term Treasury ETF	6.0
Footnote	Description
Footnote*	Excludes Short-Term Investments.

C000254840
Shareholder Report [Line Items]
Fund Name	GMO International Quality ETF
Trading Symbol	QLTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Quality ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Quality ETF	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[6]
AssetsNet	$ 252,431,203
Holdings Count | Holding	34
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$252,431,203
Number of Portfolio Holdings	34
Portfolio Turnover Rate	5%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	15.5
Food, Beverage & Tobacco	13.7
Capital Goods	13.2
Semiconductors & Semiconductor Equipment	11.0
Consumer Services	7.8
Household & Personal Products	7.4
Software & Services	7.2
Consumer Discretionary Distribution & Retail	5.4
Consumer Durables & Apparel	5.3
Materials	5.0
Health Care Equipment & Services	3.7
Transportation	2.5
Commercial & Professional Services	2.3
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

France	23.4
United Kingdom	13.6
Switzerland	10.9
Spain	9.7
Germany	7.1
Japan	6.2
Ireland	6.1
Taiwan	5.3
Netherlands	4.3
Denmark	2.7
Sweden	2.5
Australia	2.3
Finland	2.1
Italy	1.9
Mexico	1.9
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254841
Shareholder Report [Line Items]
Fund Name	GMO International Value ETF
Trading Symbol	GMOI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO International Value ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO International Value ETF	$33	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[7]
AssetsNet	$ 231,324,025
Holdings Count | Holding	164
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$231,324,025
Number of Portfolio Holdings	164
Portfolio Turnover Rate	4%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Banks	22.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Energy	9.6
Materials	8.9
Capital Goods	8.6
Automobiles & Components	8.4
Insurance	7.0
Telecommunication Services	3.9
Food, Beverage & Tobacco	3.6
Transportation	3.6
Financial Services	3.2
Real Estate Management & Development	2.0
Consumer Durables & Apparel	1.8
Consumer Staples Distribution & Retail	1.6
Technology Hardware & Equipment	1.3
Household & Personal Products	1.1
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

Japan	20.5
Canada	15.0
United Kingdom	10.0
France	9.7
Germany	9.0
Switzerland	7.3
Spain	5.6
Australia	5.5
Sweden	3.4
Netherlands	2.4
Norway	2.3
Hong Kong	2.2
Italy	2.0
Israel	1.4
Austria	1.1
Other (each less than 1%)	2.6
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254842
Shareholder Report [Line Items]
Fund Name	GMO Systematic Investment Grade Credit ETF
Trading Symbol	INVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO Systematic Investment Grade Credit ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO Systematic Investment Grade Credit ETF	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[8]
AssetsNet	$ 19,242,467
Holdings Count | Holding	131
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$19,242,467
Number of Portfolio Holdings	131
Portfolio Turnover Rate	50%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	11.6
Financial Services	10.9
Banks	8.7
Health Care Equipment & Services	6.0
Energy	5.8
Consumer Durables & Apparel	5.7
Equity Real Estate Investment Trusts (REITs)	5.7
Software & Services	5.6
Semiconductors & Semiconductor Equipment	4.8
Technology Hardware & Equipment	4.6
Pharmaceuticals, Biotechnology & Life Sciences	4.0
Automobiles & Components	4.0
Utilities	3.9
Media & Entertainment	3.6
Food, Beverage & Tobacco	3.4
Consumer Services	2.0
Commercial & Professional Services	1.9
Household & Personal Products	1.9
Telecommunication Services	1.9
Materials	1.9
Consumer Discretionary Distribution & Retail	1.1
Other (each less than 1%)	1.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Country/Region SummaryFootnote Reference**

% of Investments

United States	85.6
Canada	8.8
United Kingdom	4.4
Other (each less than 1%)	1.2
Footnote	Description
Footnote**	Excludes short-term investments and derivative financial instruments, if any.

C000254843
Shareholder Report [Line Items]
Fund Name	GMO U.S. Value ETF
Trading Symbol	GMOV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Value ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Value ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[9]
AssetsNet	$ 67,035,118
Holdings Count | Holding	167
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$67,035,118
Number of Portfolio Holdings	167
Portfolio Turnover Rate	22%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Pharmaceuticals, Biotechnology & Life Sciences	13.1
Financial Services	9.8
Banks	9.7
Media & Entertainment	8.8
Energy	8.7
Insurance	6.9
Health Care Equipment & Services	5.3
Technology Hardware & Equipment	4.2
Capital Goods	3.8
Telecommunication Services	3.5
Consumer Durables & Apparel	3.3
Food, Beverage & Tobacco	3.1
Semiconductors & Semiconductor Equipment	3.1
Consumer Discretionary Distribution & Retail	2.7
Automobiles & Components	2.7
Consumer Staples Distribution & Retail	2.3
Transportation	2.1
Household & Personal Products	2.1
Materials	1.5
Software & Services	1.5
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

C000246461
Shareholder Report [Line Items]
Fund Name	GMO U.S. Quality ETF
Trading Symbol	QLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about GMO U.S. Quality ETF for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.gmo.com/americas/etf-documents/. You can also request this information by contacting us at (844) 761-1102 (toll-free).
Additional Information Phone Number	(844) 761-1102
Additional Information Website	https://www.gmo.com/americas/etf-documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GMO U.S. Quality ETF	$27	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[10]
AssetsNet	$ 3,032,829,364
Holdings Count | Holding	37
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,032,829,364
Number of Portfolio Holdings	37
Portfolio Turnover Rate	4%

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Semiconductors & Semiconductor Equipment	16.9
Software & Services	15.4
Pharmaceuticals, Biotechnology & Life Sciences	13.3
Health Care Equipment & Services	12.0
Media & Entertainment	10.2
Food, Beverage & Tobacco	5.2
Consumer Discretionary Distribution & Retail	5.0
Technology Hardware & Equipment	4.7
Consumer Services	4.7
Banks	4.2
Financial Services	3.3
Household & Personal Products	2.3
Capital Goods	1.6
Transportation	1.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.